Intangible Asset, Net (Tables)	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of cost and accumulated amortization for intangible asset
	Satellite System Software	Accumulated Amortization	Net Cost
January 1, 2018	$4,950,000	$(1,072,500)	$3,877,500
Addition	-	(495,000)	(495,000)
December 31, 2018	4,950,000	(1,567,500)	3,382,500
Addition	-	(495,000)	(495,000)
December 31, 2019	4,950,000	(2,062,500)	2,887,500
Addition		(247,500)	(247,500)
June 30, 2020 (unaudited)	$4,950,000	$(2,310,000)	$2,640,000